STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Reconciliation of Share Activity
A rollforward of share activity as of December 31, 2024 and December 31, 2023 was as follows:

Amount
(In thousands)
Outstanding shares as of December 31, 2022	94,899
Net shares issued related to stock-based compensation	30
Outstanding shares as of December 31, 2023	94,929
Net shares issued related to stock-based compensation	112
Outstanding shares as of December 31, 2024	95,041

Summary of Stock Option Valuation Assumptions	The following table summarizes the assumptions used for estimating the fair values of the stock options and RSUs with a market condition upon grant date:

Type of Award	Risk-free interest rate	Expected volatility	Dividend yield

For the year ended December 31, 2024:
RSUs with a market condition	4.4%	30.0%	2.8%
For the year ended December 31, 2023:
RSUs with a market condition	4.0%	35.0%	2.8%
For the year ended December 31, 2022:
Stock options	2.1%	45.0%	2.5%

Rollforward of Share-based Compensation Awards Outstanding	or the years ended December 31, 2024, December 31, 2023 and December 31, 2022 was as follows:

	Stock Options		RSUs		RSUs with a market condition
	Number of shares	Weighted-average exercise price	Number of shares	Weighted-average grant date fair value	Number of shares	Weighted-average grant date fair value

	(Number of shares in thousands and weighted-average amounts are U.S. dollars per share)
Outstanding awards as of December 31, 2021	453	$15.72	209	$15.88	—	$—
Granted	—		261	12.88	425	13.70
Vested	—		(40)	12.87	—	—
Forfeited	—		(18)	13.59	(25)	15.33
Outstanding awards as of December 31, 2022	453	$15.72	412	$13.71	400	$13.59
Granted	—		253	12.06	209	16.95
Vested	—		(58)	10.24	—	—
Forfeited	—		(14)	13.52	(49)	11.65
Outstanding awards as of December 31, 2023	453	$15.72	593	$13.35	560	$15.01
Granted	—	—	278	11.66	229	13.19
Vested	—	—	(383)	14.20	—	—
Forfeited and expired	—	—	—	—	(351)	13.85
Outstanding awards as of December 31, 2024	453	$15.72	488	$11.71	438	$14.29

Summary of Dividends Declared and Paid
The following table summarizes dividends per share declared in the years ended December 31, 2024, December 31, 2023 and December 31, 2022:

Year Ended
December 31, 2024		December 31, 2023		December 31, 2022
Date Declared	Amount	Date Declared	Amount	Date Declared	Amount
	(U.S. Dollars)		(U.S. Dollars)		(U.S. Dollars)
2/28/2024	$0.08	11/15/2023	$0.08	11/16/2022	$0.08
5/14/2024	$0.08	8/16/2023	$0.08	8/22/2022	$0.08
8/13/2024	$0.08	5/17/2023	$0.08	5/24/2022	$0.08
11/13/2024	$0.08	3/6/2023	$0.08	3/14/2022	$0.08
The following table summarizes total dividends declared for the years ended December 31, 2024, December 31, 2023 and December 31, 2022:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Dividends	$(30,645)	$(30,750)	$(30,582)

Schedule of Accumulated Other Comprehensive Loss	A rollforward of the changes in accumulated other comprehensive loss, disaggregated by component, was as follows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022.

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2021	$8,631	$(59,822)	$(74,728)	$(125,919)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	70,930	26,183	(38,329)	58,784
Income tax effect of amounts in other comprehensive (loss) attributable to Dole plc before reclassifications	(16,407)	(4,653)	—	(21,060)
Gross amounts reclassified from accumulated other comprehensive loss	(28,522)	1,548	5,445	(21,529)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	5,785	(194)	—	5,591
Net other comprehensive income (loss) attributable to Dole plc	31,786	22,884	(32,884)	21,786
Balance as of December 31, 2022	$40,417	$(36,938)	$(107,612)	$(104,133)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	(557)	(11,161)	20,901	9,183
Income tax effect of amounts in other comprehensive income attributable to Dole plc before reclassifications	42	2,671	—	2,713
Gross amounts reclassified from accumulated other comprehensive loss	(20,669)	(3,679)	(254)	(24,602)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	5,170	878	—	6,048
Net other comprehensive (loss) income attributable to Dole plc	(16,014)	(11,291)	20,647	(6,658)
Balance as of December 31, 2023	$24,403	$(48,229)	$(86,965)	$(110,791)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	27,718	(14,135)	(41,526)	(27,943)
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	(6,768)	3,971	—	(2,797)
Gross amounts reclassified from accumulated other comprehensive loss	(30,573)	(1,978)	—	(32,551)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	7,346	556	—	7,902
Net other comprehensive (loss) attributable to Dole plc	(2,277)	(11,586)	(41,526)	(55,389)
Balance at December 31, 2024	$22,126	$(59,815)	$(128,491)	$(166,180)
The following table includes details about gross (gains) losses reclassified from accumulated other comprehensive loss by component of accumulated other comprehensive loss: